Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Global Balanced Fund
Entity Central Index Key	0001505612
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Funds Global Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class A
Trading Symbol	GBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 21.16% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class A (with sales charge) *	14.17%	4.64% )	4.27%
American Funds Global Balanced Fund — Class A (without sales charge) *	21.16%	5.89% )	4.89%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class C
Trading Symbol	GBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.56%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 20.24% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class C (with sales charge) *	19.24%	5.10% )	4.25%
American Funds Global Balanced Fund — Class C (without sales charge) *	20.24%	5.10% )	4.25%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class T
Trading Symbol	TFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 21.44% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class T (with sales charge) 2	18.41%	5.61% )	5.68%
American Funds Global Balanced Fund — Class T (without sales charge) 2	21.44%	6.15% )	6.03%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.54%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.21%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	1.85%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
American Funds Global Balanced Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-1
Trading Symbol	GBLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 21.12% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-1 *	21.12%	5.84% )	4.84%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark
changed
from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services
Ltd
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark
changed
from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-2
Trading Symbol	GBLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.43% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-2 *	21.43%	6.13% )	5.13%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe.
There
is
no
change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe.
There
is
no
change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-3
Trading Symbol	GFBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.54% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class F-3 2	21.54%	6.25% )	6.28%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.71%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.35%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.53%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	1.96%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-A
Trading Symbol	CBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 21.10% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-A (with sales charge) *	16.87%	5.11% )	4.47%
American Funds Global Balanced Fund — Class 529-A (without sales charge) *	21.10%	5.86% )	4.84%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/
40
% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/
40
% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-C
Trading Symbol	CBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 176	1.60%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 20.21% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-C (with sales charge) *	19.21%	5.06% )	4.43%
American Funds Global Balanced Fund — Class 529-C (without sales charge) *	20.21%	5.06% )	4.43%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-E
Trading Symbol	CBFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.82% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-E *	20.82%	5.62% )	4.60%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-T
Trading Symbol	TFBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.42% for the year ended October 31, 2024. That result compares with a
23.06
% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-T (with sales charge) 2	18.40%	5.56% )	5.63%
American Funds Global Balanced Fund — Class 529-T (without sales charge) 2	21.42%	6.10% )	5.98%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.54%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.21%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	1.85%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-1
Trading Symbol	CBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 21.31% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-F-1 *	21.31%	6.05% )	5.05%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the
60
%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the
60
%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-2
Trading Symbol	FFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.45% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Balanced Fund — Class 529-F-2 2	21.45%	6.77% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.13% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	7.36% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	(0.65) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global
Aggregate
Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global
Aggregate
Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-3
Trading Symbol	FFBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.46% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Balanced Fund — Class 529-F-3 2	21.46%	6.81% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.13% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	7.36% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	(0.65) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-1
Trading Symbol	RGBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 170	1.54%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.29% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-1 *	20.29%	5.11% )	4.12%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2
Trading Symbol	RGBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 171	1.55%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 20.26% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2 *	20.26%	5.11% )	4.10%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2E
Trading Symbol	RGGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 141	1.28%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.57% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2E *	20.57%	5.39% )	4.46%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-3
Trading Symbol	RGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.79% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-3 *	20.79%	5.57% )	4.57%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-4
Trading Symbol	RGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 21.14% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-4 *	21.14%	5.88% )	4.87%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means
to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means
to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R - 5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5E
Trading Symbol	RGBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.37% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class R-5E 2	21.37%	6.09% )	6.05%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.19%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.53%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.12%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.77%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	2.07%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and expenses. When
applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5
Trading Symbol	RGBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.51% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio
. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-5 *	21.51%	6.19% )	5.18%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare
the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare
the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-6
Trading Symbol	RGBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.55% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and
Brazil
-based companies were
among
the top detractors from the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Cl ass R-6 *	21.55%	6.25% )	5.24%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 26,618,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 116,000,000
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover ra te excluding mortgage dollar roll transactions	$ 44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.